Other Borrowed Funds	12 Months Ended
Dec. 31, 2013
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

        Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of the Company's loan portfolio. The increase in other borrowed funds is a result of purchases of available-for-sale securities.

        Further information regarding the Company's other borrowed funds at December 31, 2013 and 2012 is set forth in the following table:

	December 31,
	2013	2012
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$1,215,000	$742,500
Rate on balance outstanding at year end	.17%	.15%
Average daily balance	$833,868	$412,919
Average rate	.16%	.19%
Maximum amount outstanding at any month end	$1,280,500	$1,005,500
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$8,950	$6,527
Rate on balance outstanding at year end	3.53%	3.51%
Average daily balance	$7,289	$6,590
Average rate	3.53%	3.51%
Maximum amount outstanding at any month end	$8,993	$6,650
(1)
The amortization of the long-term advances is approximately $207,000 per year for each of the next five years and the final maturity date is October 2, 2028.